Schedule of compensation of key management personnel (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Significant Related Party Transactions And Balances
Salaries and related costs	$ 127,930	$ 167,000	$ 188,132	$ 268,132
Defined contribution plan	20,133	26,282	27,336	35,700
key management personnel	$ 148,063	$ 193,282	$ 215,468	$ 303,832